SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT (NO. 333-11763)
UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 21	[X]
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 22 [X]

VANGUARD SCOTTSDALE FUNDS

(FORMERLY KNOWN AS VANGUARD TREASURY FUND)

(Exact Name of Registrant as Specified in Declaration of Trust)

P.O. Box 2600, Valley Forge, PA 19482

(Address of Principal Executive Office)

Registrant’s Telephone Number (610) 669-1000

Heidi Stam, Esquire

P.O. Box 876

Valley Forge, PA 19482

IT IS PROPOSED THAT THIS FILING BECOME EFFECTIVE ON NOVEMBER 19, 2009, PURSUANT TO RULE (b)(1)(v) OF RULE 485. THIS POST-EFFECTIVE AMENDMENT IS BEING MADE TO EXTEND THE DATE OF EFFECTIVENESS FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT (POST-EFFECTIVE AMENDMENT NO. 19.)

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 13th day of November, 2009.

VANGUARD SCOTTSDALE FUNDS

BY:_________/s/ F. William McNabb III*____________

F. William McNabb III
Chief Executive Officer, President, and Trustee

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ John J. Brennan*	Chairman of the Board and	November 13, 2009
Trustee
John J. Brennan
/s/ F. William McNabb III*	Chief Executive Officer,	November 13, 2009
President, and Trustee
F. William McNabb
/s/ Charles D. Ellis*	Trustee	November 13, 2009
Charles D. Ellis
/s/ Emerson U. Fullwood*	Trustee	November 13, 2009
Emerson U. Fullwood
/s/ Rajiv L. Gupta*	Trustee	November 13, 2009
Rajiv L. Gupta
/s/ Amy Gutmann*	Trustee	November 13, 2009
Amy Gutmann
/s/ JoAnn Heffernan Heisen*	Trustee	November 13, 2009
JoAnn Heffernan Heisen
/s/ F. Joseph Loughrey*	Trustee	November 13, 2009
F. Joseph Loughrey
/s/ André F. Perold*	Trustee	November 13, 2009
André F. Perold
/s/ Alfred M. Rankin, Jr.*	Trustee	November 13, 2009
Alfred M. Rankin, Jr.
/s/ Peter F. Volanakis*	Trustee	November 13, 2009
Peter F. Volanakis
/s/ Thomas J. Higgins*	Chief Financial Officer	November 13, 2009
Thomas J. Higgins

*By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on July 24, 2009, see File Number 2-88373, and a Power of Attorney filed on October 16, 2009, see File Number 2-52698, both Incorporated by Reference.

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